UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
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Address:      780 Third Avenue
              -----------------------------------
              10th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number: 28-12060
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 883-9040
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York          July 19, 2010
---------------------------   ------------------------   ---------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          17
                                                 -----------------
Form 13F Information Table Value Total:          97,789
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2    COLUMN 3      COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                   VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER            CLASS       CUSIP        (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AEGEAN MARINE
PETROLEUM NETWORK           COM      Y0017S102         8,742    437,523    SH              SOLE                437,523     0
------------------------------------------------------------------------------------------------------------------------------------
BALTIC TRADING LTD          COM      Y0553W103         1,406    123,692    SH              SOLE                123,692     0
------------------------------------------------------------------------------------------------------------------------------------
BOISE INC.                  COM      09746Y105         5,189    945,126    SH              SOLE                945,126     0
------------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC (DELAWARE)  COM      149123101         6,598    109,845    SH              SOLE                109,845     0
------------------------------------------------------------------------------------------------------------------------------------
COVANTA HOLDING CORP        COM      22282E102         3,982    240,000    SH              SOLE                240,000     0
------------------------------------------------------------------------------------------------------------------------------------
CUMMINS INC COMMON STOCK    COM      231021106         7,106    109,100    SH              SOLE                109,100     0
------------------------------------------------------------------------------------------------------------------------------------
DANA HOLDING CORPORATION    COM      235825205         6,780    678,000    SH              SOLE                678,000     0
------------------------------------------------------------------------------------------------------------------------------------
FLUOR CORPORATION           COM      343412102         7,395    174,000    SH              SOLE                174,000     0
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS TOOL WORKS         COM      452308109        11,901    288,300    SH              SOLE                288,300     0
------------------------------------------------------------------------------------------------------------------------------------
LUBRIZOL CORPORATION        COM      549271104         4,562     56,800    SH              SOLE                 56,800     0
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MASCO CORPORATION           COM      574599106        10,760  1,000,000    SH              SOLE              1,000,000     0
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OWENS-ILLINOIS INC          COM      690768403         5,441    205,700    SH              SOLE                205,700     0
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SOUTHWESTERN ENERGY CO.     COM      845467109         6,762    175,000    SH              SOLE                175,000     0
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SPDR S&P 500 ETF            UNIT     78462F103         1,470      2,000    SH   PUT        SOLE                  2,000     0
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TEXTRON INC.DEL.            COM      883203101         3,258    192,000    SH              SOLE                192,000     0
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U.S. CONCRETE INC           COM      90333LAB8           295  1,281,915    SH              SOLE              1,281,915     0
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WILLIAMS COMPANIES INC.     COM      969457100         6,142    336,000    SH              SOLE                336,000     0
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